AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 46,901	$ 54,565
Gross unrealized gains	75	195
Gross unrealized losses	(136)	(256)
Fair value	46,840	54,504
Reclassification of certain securities to long-term	16,785	25,571
Short-term marketable securities	30,055	28,933
Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,693	9,739
Gross unrealized gains	14	51
Gross unrealized losses	(4)	(8)
Fair value	16,703	9,782
Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	25,061	37,629
Gross unrealized gains	61	127
Gross unrealized losses	(126)	(76)
Fair value	24,996	37,680
Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	552
Gross unrealized gains
Gross unrealized losses	(6)
Fair value	546
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,595	1,535
Gross unrealized gains
Gross unrealized losses
Fair value	4,595	1,535
Certificate of deposit [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	50	2,494
Gross unrealized gains		3
Gross unrealized losses
Fair value	50	2,497
Certificate of deposit [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,606	2,735
Gross unrealized gains		1
Gross unrealized losses	(26)	(6)
Fair value	4,580	2,730
Certificate of deposit [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	351
Gross unrealized gains
Gross unrealized losses	(5)
Fair value	346
Government Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1,516
Gross unrealized gains		13
Gross unrealized losses
Fair value		1,529
Government Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,175	2,260
Gross unrealized gains	7
Gross unrealized losses		(6)
Fair value	2,182	2,254
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	963	455
Gross unrealized gains
Gross unrealized losses	(2)	(8)
Fair value	961	447
Government Sponsored Enterprises - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		3,236
Gross unrealized gains
Gross unrealized losses		(2)
Fair value		3,234
Corporate Debentures - Fixed Interest Rate [Member] | Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	15,680	5,274
Gross unrealized gains	14	35
Gross unrealized losses	(2)
Fair value	15,692	5,309
Corporate Debentures - Fixed Interest Rate [Member] | Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	18,280	29,398
Gross unrealized gains	54	126
Gross unrealized losses	(100)	(62)
Fair value	18,234	29,462
Corporate Debentures - Fixed Interest Rate [Member] | Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	201	4,465
Gross unrealized gains		17
Gross unrealized losses	(1)	(36)
Fair value	200	4,446
ARS [Member] | Matures After Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1,197
Gross unrealized gains
Gross unrealized losses		(136)
Fair value		$ 1,061